Fair Value of Financial Instruments - Schedule of Fair Value of Financial Liabilities (Detail) - Convertible Preferred Stock Warrant Liability $ in Thousands	Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability	$ 138
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability	$ 138